Consolidated Statement of Income	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY
Consolidated Statements of Operations [Abstract]
Net sales	$ 58,995,918	$ 83,221,544	$ 156,053,109	$ 195,260,160	$ 365,624,781		$ 370,500,420
Cost of sales	48,862,015	68,653,106	129,279,758	161,636,596	303,198,690		306,770,553
Gross profit	10,133,903	14,568,438	26,773,351	33,623,564	62,426,091		63,729,867
Operating expenses:
Selling expenses	9,879,874	12,417,898	23,204,087	27,548,786	59,084,865		51,651,713
General and administrative expense	2,080,136	2,089,501	4,598,472	4,465,275	9,231,987		8,543,023
Impairment of goodwill					26,697,561	167,690,380	19,219,870	122,328,706
Total operating expenses	11,960,010	14,507,399	27,802,559	32,014,061	95,014,413		79,414,606
Loss from operations	(1,826,107)	61,039	(1,029,208)	1,609,503	(32,588,322)		(15,684,739)
Non-operating income (expense):
Interest income	261,991	78,243	455,564	104,771	259,713		676,186
Interest expense	(226,280)	(101,739)	(523,888)	(395,648)	(1,014,145)		(121,425)
Total non-operating income	35,711	(23,496)	(68,324)	(290,877)	(754,432)		554,761
Loss before income tax	(1,790,396)	37,543	(1,097,532)	1,318,626	(33,342,754)		(15,129,978)
Income taxes	(336,185)	27,932	(46,591)	478,414	(2,300,214)		1,453,403
Net loss	(1,454,211)	9,611	(1,050,941)	840,212	(31,042,540)		(16,583,381)
Foreign currency translation adjustment	447,273	88,676	1,633,053	951,153
Comprehensive income (loss)	$ (1,006,938)	$ 98,287	$ 582,112	$ 1,791,365	$ (29,719,752)		$ (12,550,210)
Basic earnings per share	$ (0.955)	$ 0.006	$ (0.693)	$ 0.547	$ (2.95)		$ (1.63)
Diluted earnings per share	$ (0.955)	$ 0.006	$ (0.693)	$ 0.544	$ (2.95)		$ (1.63)
Weighted average number of shares outstanding - basic	1,522,326	1,312,531	1,516,140	1,309,296	10,509,469	10,509,469	10,166,618	10,166,618
Weighted average number of shares outstanding - diluted	1,522,326	1,543,304	1,516,140	1,543,319	10,509,469	10,509,469	10,166,618	10,166,618
Basic earnings per share of common stock					$ (23.63)		$ (13.05)
Diluted earnings per share					$ (23.63)		$ (13.05)
Weighted average shares used in calculating net income per ordinary share - basic					1,313,684	1,313,684	1,270,827	1,270,827
Weighted average shares used in calculating net income per ordinary share - diluted					1,313,684	1,313,684	1,270,827	1,270,827